1. Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization And Significant Accounting Policies Tables
Potentially dilutive securities
	2013	2012
Basic and diluted weighted average common stock shares outstanding	5,007,999	4,977,418
Potentially dilutive securities excluded from loss per share computations:
Common stock options	1,417,309	1,452,082
Common stock purchase warrants	517,858	551,339

Schedule of weighted-average assumptions
Assumptions	2013	2012
Risk-free rate	2.25%	0.77%
Annual rate of dividends	––	––
Historical volatility	105.20%	103.02%
Expected life	7.0 years	6.7 years